Amounts receivable (Details) - USD ($) $ in Thousands	May 31, 2022	Aug. 31, 2021
Receivable from precious metal sales	$ 664
Sales tax receivables (1)	576	432
Other	41	28
Amounts Receivable	$ 1,281	$ 460